Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the Credit Bond Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Credit Opportunities Bond Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund, PIMCO Low Duration Credit Fund, and PIMCO Preferred and Capital Securities Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO ESG Income Fund is re‑named PIMCO ESG Income and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO ESG Income Fund in the Prospectus are replaced with PIMCO ESG Income and Bond Fund.
Effective August 1, 2026, the first sentence of the fourth paragraph of the “Principal Investment Strategies” section of PIMCO ESG Income Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of (1) income-producing investments either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance. Income-producing investments may include income-producing Fixed Income Instrument investments, dividend-paying equity securities, derivatives on either of the foregoing, derivatives providing exposure to other types of income-producing investments, and any other instrument or arrangement that is structured to produce income, including any derivatives position that produces income or the sale of which produces a premium payment. The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO.
Effective August 1, 2026, the following is added as the fifth sentence of the first paragraph of the “Principal Investment Strategies” section of PIMCO Preferred and Capital Securities Fund’s Fund Summary in the Prospectus:
Preferred securities represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

PIMCO Preferred and Capital Securities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the Credit Bond Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Credit Opportunities Bond Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund, PIMCO Low Duration Credit Fund, and PIMCO Preferred and Capital Securities Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, the following is added as the fifth sentence of the first paragraph of the “Principal Investment Strategies” section of PIMCO Preferred and Capital Securities Fund’s Fund Summary in the Prospectus:
Preferred securities represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

PIMCO ESG Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the Credit Bond Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Credit Opportunities Bond Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund, PIMCO Low Duration Credit Fund, and PIMCO Preferred and Capital Securities Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO ESG Income Fund is re‑named PIMCO ESG Income and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO ESG Income Fund in the Prospectus are replaced with PIMCO ESG Income and Bond Fund.
Effective August 1, 2026, the first sentence of the fourth paragraph of the “Principal Investment Strategies” section of PIMCO ESG Income Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of (1) income-producing investments either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance. Income-producing investments may include income-producing Fixed Income Instrument investments, dividend-paying equity securities, derivatives on either of the foregoing, derivatives providing exposure to other types of income-producing investments, and any other instrument or arrangement that is structured to produce income, including any derivatives position that produces income or the sale of which produces a premium payment. The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO.